Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Revenue	$ 7,545,488	$ 5,989,772	$ 9,812,188
Cost of Sales (Note 19)	(5,677,317)	(4,409,655)	(7,122,823)
Gross profit	1,868,171	1,580,117	2,689,365
EXPENSES
Amortization and Depreciation (Note 10)	1,008,321	1,280,122	1,168,594
Development expenses (Note 10)	846,242	560,236	757,404
Selling and marketing (Note 20)	4,504,992	3,691,844	3,559,602
General and administrative (Note 21)	4,932,450	2,857,550	2,322,681
Inventory impairment (Note 7)	3,087,999	1,571,649	212,000
Bad Debts (recovered) (Note 6)	930,971	1,530,667
Impairment of intangibles (Note 10)	4,739,286	293,000	111,521
Impairment goodwill (Note 11)	852,037
Share-based payments (Note 18)	1,338,931	517,678	1,123,154
Total Operating Expenses	22,241,229	12,302,746	9,254,956
Net operating loss	(20,373,058)	(10,722,629)	(6,565,591)
OTHER EXPENSES
Finance expense (income) (note 22)	1,984,040	1,744,273	962,263
Foreign exchange	108,632	(290,401)	106,745
Change in fair value of convertible promissory note	295,492
Change in fair value of warrant liability	(390,322)
Accretion and change in value of future purchase consideration			22,609
Transaction costs (Note 23)	1,254,642	1,414,616
Total other expenses	3,252,484	2,868,488	1,091,617
Net loss for the year	(23,625,542)	(13,591,117)	(7,657,208)
Other comprehensive income
Translation Adjustment	138,764	2,887	(8,500)
Comprehensive loss for the year	$ (23,486,778)	$ (13,588,230)	$ (7,665,708)
Weighted Average Shares (in Shares)	4,849,250	1,484,898	807,956
Basic and diluted loss per share (in Dollars per share)	$ (4.87)	$ (9.15)	$ (9.48)